UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Legg Mason International Equities Limited
Address: Esemplia Emerging Markets
         9th Floor, 10 Exchange Square, Primrose St
         London, England  EC2A 2EN

13F File Number:  28-6251

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jim Kandunias
Title:     Compliance Officer
Phone:     44-20-7858-3020

Signature, Place, and Date of Signing:

     Jim Kandunias     London, England     August 12, 2011


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     26

Form13F Information Table Value Total:     $613,945 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name


1    28-1700                       Legg Mason, Inc.

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVANCED SEMICONDUCTOR ENGR    SPONSORED ADR    00756M404     2531   448703 SH       DEFINED 1              448703        0        0
AMERICA MOVIL SAB DE CV        SPON ADR L SHS   02364W105    75755  1405981 SH       DEFINED 1             1405981        0        0
AU OPTRONICS CORP              SPONSORED ADR    002255107        1       64 SH       DEFINED 1                  64        0        0
BAIDU INC                      SPON ADR REP A   056752108    20234   144392 SH       DEFINED 1              144392        0        0
DR REDDYS LABS LTD             ADR              256135203    14010   408075 SH       DEFINED 1              408075        0        0
GAFISA S A                     SPONS ADR        362607301    35031  3703054 SH       DEFINED 1             3703054        0        0
GERDAU S A                     SPONSORED ADR    373737105    22209  2111028 SH       DEFINED 1             2111028        0        0
GOL LINHAS AEREAS INTLG S A    SP ADR REP PFD   38045R107     2862   235500 SH       DEFINED 1              235500        0        0
ISHARES INC                    MSCI TAIWAN      464286731    12250   806929 SH       DEFINED 1              806929        0        0
ISHARES TR                     MSCI EMERG MKT   464287234     1812    38051 SH       DEFINED 1               38051        0        0
ITAU UNIBANCO HLDG SA          SPON ADR REP PFD 465562106   113028  4799490 SH       DEFINED 1             4799490        0        0
MECHEL OAO                     SPON ADR PFD     583840509    11594  1343448 SH       DEFINED 1             1343448        0        0
MECHEL OAO                     SPONSORED ADR    583840103     8554   358032 SH       DEFINED 1              358032        0        0
NII HLDGS INC                  CL B NEW         62913F201    46041  1086380 SH       DEFINED 1             1086380        0        0
PERFECT WORLD CO LTD           SPON ADR REP B   71372U104    15966   851040 SH       DEFINED 1              851040        0        0
PETROLEO BRASILEIRO SA PETRO   SP ADR NON VTG   71654V101    15760   513664 SH       DEFINED 1              513664        0        0
SOUTHERN COPPER CORP           COM              84265V105    40758  1239962 SH       DEFINED 1             1239962        0        0
STERLITE INDS INDIA LTD        ADS              859737207    17264  1147062 SH       DEFINED 1             1147062        0        0
TAIWAN SEMICONDUCTOR MFG LTD   SPONSORED ADR    874039100      765    60620 SH       DEFINED 1               60620        0        0
TATA MTRS LTD                  SPONSORED ADR    876568502    10478   465455 SH       DEFINED 1              465455        0        0
TIM PARTICIPACOES S A          SPONS ADR PFD    88706P106     6644   135010 SH       DEFINED 1              135010        0        0
TRANSATLANTIC PETROLEUM LTD    SHS              G89982105     1086   638297 SH       DEFINED 1              638297        0        0
VALE S A                       ADR              91912E105     2447    76570 SH       DEFINED 1               76570        0        0
VALE S A                       ADR REPSTG PFD   91912E204   126331  4362226 SH       DEFINED 1             4362226        0        0
WSP HOLDINGS LIMITED           ADR              92934F104       45    50000 SH       DEFINED 1               50000        0        0
ZHONGPIN INC                   COM              98952K107    10489  1000810 SH       DEFINED 1             1000810        0        0